Goodwill and intangible assets	12 Months Ended
Dec. 31, 2013
Goodwill and intangible assets [Abstract]
Goodwill and intangible assets
13.   Goodwill and intangible assets:

Goodwill: Goodwill identified represents the purchase price in excess of the fair value of the identifiable net assets of the acquired business at the date of acquisition.

The goodwill presented in the accompanying consolidated balance sheets is analyzed as follows:

	Year Ended December 31,
	2012	2013
Balance at beginning of year	$ 37,946	$ 37,946
U.S. East Coast business acquisition	-	28,085
Balance at end of year	$ 37,946	$ 66,031

The Company calculated the fair value of the reporting unit using the discounted cash flow method, and determined that the fair value of the reporting unit exceeded its book value including the goodwill. The discounted cash flows calculation is subject to management judgment related to revenue growth, capacity utilization, the weighted average cost of capital (WACC), of approximately 7%, and the future price of marine fuel products. No impairment loss was recorded for any of the periods recorded.

Intangible assets: The Company also has identified finite-lived intangible assets associated with concession agreements acquired with the purchase of the Portland subsidiary, Las Palmas and Panama with remaining weighted-average amortization period of 16.1 years and a non-compete covenant acquired with the Aegean NWE Business with remaining amortization period of 2.8 years. The total remaining weighted-average amortization period of finite-lived intangible assets is 13.6 years as of December 31, 2013. The values recorded have been recognized at the date of the acquisition and are amortized on a straight line basis over their useful life.

In connection with the acquisition of the U.S East Coast business, the Company acquired an agreement for the charter-in of a barging vessel, which extends through September 9, 2014. This contract includes fixed day rate that is below day rate available as of the acquisition date. After determining the aggregate fair value of this contract as of the acquisition, the Company recorded the respective contract fair value on the consolidated balance sheet under Intangible assets.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

		Below Market Acquired Time Charter	Concession Agreements	Non-compete covenant	Total
Cost	December 31, 2012	$ -	$ 19,797	$ 3,365	$ 23,162
	December 31, 2013	1,915	19,797	3,365	25,077

Accumulated Amortization	December 31, 2012	-	(3,222)	(1,422)	(4,644)
	December 31, 2013	(94)	(4,214)	(1,939)	(6,247)

NBV	December 31, 2012	-	16,575	1,943	18,518
	December 31, 2013	1,821	15,583	1,426	18,830
	2014	1,821	986	517	3,324
	2015	-	988	517	1,505
Amortization Schedule	2016	-	988	392	1,380
	2017	-	988	-	988
	2018	-	988	-	988
	Thereafter	$ -	$ 10,645	$ -	$ 10,645

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